Note 8 - Vessels and Advances, Net	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Vessels and advances, net [Text block]

8. Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2026	$4,159,475	$(1,420,493)	$2,738,982
Depreciation	-	(65,383)	(65,383)
Vessels’ acquisitions, advances and other vessels’ costs	344,528	-	344,528
Vessels sales, transfers and other movements	(71,267)	26,516	(44,751)
Balance, June 30, 2026	$4,432,736	$(1,459,360)	$2,973,376

During the six-month period ended June 30, 2026, the Company, through four wholly-owned subsidiaries, contracted with a shipyard for the construction and purchase of four newbuild container vessels, each of approximately 3,100 TEU capacity (Note 13(b)). The four newbuild vessels are expected to be delivered between the third quarter of 2027 and the third quarter of 2028, whereupon they will each commence time charters with their respective charterers. In March 2026, the Company entered into financing agreements with a financial institution for the four newbuild container vessels (Note 10.B.3).

Furthermore, during the six-month period ended June 30, 2026, the Company, through six wholly-owned subsidiaries, contracted with a shipyard for the construction and purchase of six newbuild container vessels, each of approximately 9,200 TEU capacity (Note 13(b)). Deliveries of the six newbuild vessels are expected between the third quarter of 2028 and the second quarter of 2029 and the Company entered into long-term time charter agreements for the employment of each of the vessels immediately upon delivery from the shipyard. Additionally, during the same period, the Company, through six wholly-owned subsidiaries, contracted with a shipyard for the construction and purchase of six newbuild container vessels, each of approximately 9,200 TEU capacity (Note 13(b)). Deliveries of the six newbuild vessels are expected between the second quarter of 2029 and the second quarter of 2030 and the Company entered into long-term time charter agreements for the employment of each of the vessels immediately upon delivery from the shipyard. In April 2026, the Company, through the 12 wholly-owned subsidiaries, entered into 12 pre- and post-delivery financing agreements for the aforementioned newbuild containerships discussed above (Notes 10.B.4 and 10.B.5).

During the six-month period ended June 30, 2026, the Company agreed to acquire two 2001-built, 5,610 TEU second-hand container vessels. The vessels are expected to be delivered during the fourth quarter of 2026. As of June 30, 2026, an amount of $7,200, in the aggregate, has been provided as advance payment for the two vessels and is included in Vessels and advances, net in the accompanying 2026 balance sheet.

During the year ended December 31, 2025, the Company prepaid the outstanding balance of Sykes Maritime Co. finance lease liabilities (Note 11 (a)) and re-acquired the 2018-built, 3,800 TEU container vessel Polar Brasil.

In addition, during the year ended December 31, 2025, the Company: (i) entered into a memorandum of agreement with an unrelated third party to acquire the 2006-built, 6,541 TEU capacity container vessel Maersk Puelo. Concurrently, the Company entered into a time charter agreement with the same third party to charter the vessel back for a period ranging from a minimum of 13 months to a maximum of 72 months, at the charterer’s option. On the basis that the fair value of the vessel on a charter-free basis exceeded the purchase price, the Company concluded that the purchase price should be adjusted to reflect the off-market terms of the leaseback by recognizing a deferred rent liability of $46,500. This deferred rent is recognized as lease income on a straight-line basis over the estimated lease term (Note 12(b)), (ii) entered into newbuilding contracts with a shipyard for the construction of six newbuild container vessels, each with approximately 3,100 TEU capacity (Note 13(b)). The six newbuild vessels are expected to be delivered between the second quarter of 2027 and the fourth quarter of 2027, whereupon they will each commence an eight-year time charter with their respective charterers. During the year ended December 31, 2025, in connection with the (i) and (ii) above the Company paid the amount of $55,848, in the aggregate.

On June 8, 2026, the Company decided to make arrangements to sell the container vessels Porto Kagio and Porto Germeno. At this date, the Company concluded that both vessels met the criteria to be classified as “held for sale” under the relevant accounting standard, ASC 360-10-45-9, and that each vessel’s fair value less cost to sell exceeded each vessel’s carrying value. As of June 30, 2026, an amount of $45,494, representing the aggregate carrying value of Porto Kagio and Porto Germeno at the time that held for sale criteria were met, is separately reflected as Vessels held for sale in the June 30, 2026 consolidated balance sheet. Both vessels are expected to be delivered to their new owners by the end of the first quarter of 2027.

During the six-month periods ended June 30, 2025 and 2026, the Company did not record any impairment loss in relation to its vessels.

As of June 30, 2026, 57 of the Company’s vessels, with a total carrying value of $2,301,599, have been provided as collateral to secure the long-term debt discussed in Note 10. This excludes the vessels YM Totality, YM Target and YM Tiptop, and nine unencumbered vessels.